Advances to Contractor (Details) - Schedule of advances to contractor - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of advances to contractor [Abstract]
Advances to contractor	$ 15,223,215	$ 15,571,215	$ 3,499,988	$ 16,458,252	$ 21,664,764
Total	$ 15,223,215	$ 15,571,215	$ 3,499,988	$ 16,458,252	$ 21,664,764